Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
5.	INCOME TAXES

On December 22, 2017, the U.S. President signed into law H.R.1, formerly known as the Tax Cuts and Jobs Act (the "Tax Legislation"). The Tax Legislation significantly revised the U.S. tax code by, (i) lowering the U.S federal statutory income tax rate from 35% to 21%, (ii) implementing a territorial tax system, (iii) imposing a one-time transition tax on deemed repatriated earnings of foreign subsidiaries ("Transition Tax"), (iv) requiring a current inclusion of global intangible low taxed income ("GILTI") of certain earnings of controlled foreign corporations in U.S. federal taxable income, (v) creating the base erosion anti-abuse tax ("BEAT") regime, (vi) implementing bonus depreciation that will allow for full expensing of qualified property, and (vii) limiting deductibility of interest and executive compensation expense, among other changes. The Company has computed its 2018 current tax benefit using the U.S. federal statutory rates of 21% while it has computed its deferred tax expense using the new statutory rate effective on January 1, 2018 of 21%.

Other provisions of the new legislation that were not applicable to the Company until the year ended December 31, 2018 include, but are not limited to, limiting deductibility of interest and executive compensation expense. These additional items have been considered in our income tax provision for the year ended December 31, 2019 and the impact was not material to the overall financial statements.

The provision (benefit) for income taxes for the years ended December 31, 2019 and 2018 consisted of the following:

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Income Tax Expense (benefit)
Current federal tax expense
Federal	$479,000	$-0-
State	-0-	-0-
Deferred tax (benefit)
Federal	$(479,000)	$-0-
State	-0-	-0-
Total	$-0-	$-0-

A summary of deferred tax assets and liabilities as of December 31, 2019 and 2018 is as follows:

	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating losses	1,033,300	$2,165,100
Deferred right to use lease liabilities	1,671,700	-
Stock based compensation	354,800	663,300
Amortization of debt discount	-	346,400
Accruals, reserves and other	160,200	66,100
	3,220,000	3,240,900
Deferred tax liabilities:
Deferred right to use lease assets	1,678,300	-
Accumulated depreciation and amortization	$360,000	$358,000
	2,038,300	358,000
Gross deferred tax asset	1,181,700	2,882,900
Valuation Allowance	(1,181,700)	(2,882,900)
Deferred tax asset (liability), net	$0	$-0

As of December 31, 2019, the Company had approximately $4.7 million of operating loss carryforwards, which results in a Federal and State deferred tax asset of approximately $1.03 million, expiring in 2037 through 2038.

We recorded a valuation allowance against all of our deferred tax assets as of both December 31, 2019, and December 31, 2018. We intend to continue maintaining a full valuation allowance on our deferred tax assets until there is sufficient evidence to support the reversal of all or some portion of these allowances. However, given our current earnings and anticipated future earnings, we believe that there is a reasonable possibility that within the next 12 months, sufficient positive evidence may become available to allow us to reach a conclusion that a significant portion of the valuation allowance will no longer be needed. Release of the valuation allowance would result in the recognition of certain deferred tax assets and a decrease to income tax expense for the period the release is recorded. However, the exact timing and amount of the valuation allowance release are subject to change on the basis of the level of profitability that we are able to actually achieve

The differences between the U.S. Federal statutory income tax rate and the Company's effective tax rate were as follows for the years ended December 31, 2019 and 2018:

	Years Ended December 31,
	2019	2018
Federal statutory tax rate	21%	21%
State and local income taxes (net of federal tax benefit)	-	-
	21%	21
Valuation allowance	(21)	(21)
	0%	0%